SCHEDULE OF FUTURE DEBT MATURITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022
Debt Disclosure [Abstract]
2023		[1]
2024	938		938
2025	3,750		3,750
2026	91,775		91,809
Total	96,463		96,497
Less: Estimated interest paid-in-kind	(19,033)		(20,305)
Total debt	77,430		76,192
Less: Unamortized debt issuance costs, noncurrent	(56,731)		(56,950)
Total carrying amount	20,699		19,242
Less: Current portion of debt	(20,699)		(19,242)
Total long-term debt

[1]	Represents scheduled payments for the remaining nine-month period ending December 31, 2023